Income Taxes - Additional Information (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Valuation allowance, deferred tax asset, increase	$ (400)	$ 187,000
Amortization period	15 years
Tax receivable agreement liability	$ 1,800	500
Unrecognized tax benefits	1,024	920	$ 188
Federal
Operating Loss Carryforwards [Line Items]
Loss carry forward		57,800
Federal | Research
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		3,900
State
Operating Loss Carryforwards [Line Items]
Loss carry forward		51,100
State | Research | California
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		$ 1,500
International
Operating Loss Carryforwards [Line Items]
Loss carry forward	$ 100